Segments	12 Months Ended
Dec. 31, 2016
Segments [Abstract]
Segments

18.  Segments

The Group currently operates in two principal operating segments: net advertising services and paid services. Information provided to the CODM is at the gross margin level. The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Revenues
Net advertising services	1,190,158	1,226,516	1,232,210	177,475
Paid services	447,702	382,680	212,697	30,635
Total revenues	1,637,860	1,609,196	1,444,907	208,110
Cost of revenues
Net advertising services	(522,553)	(557,421)	(598,040)	(86,136)
Paid services	(259,079)	(271,965)	(128,767)	(18,546)
Total cost of revenues	(781,632)	(829,386)	(726,807)	(104,682)
Gross profit
Net advertising services	667,605	669,095	634,170	91,339
Paid services	188,623	110,715	83,930	12,089
Total gross profit	856,228	779,810	718,100	103,428